S-K 1603(a) SPAC Sponsor	Oct. 14, 2025
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]
Experience with Special Purpose Acquisition Companies (“SPACs”)
Certain members of our management team and board of directors have previous experience in the execution of public acquisition vehicles.
Alexandros Argyros, Director nominee, brings direct SPAC experience through his prior roles as a Director at Stellar Acquisition III Inc. and Nautilus Marine Acquisition Corp., where he contributed to sourcing of strategic transactions and corporate development. He was also a founding member of ITHAX Acquisition Corp, a SPAC which completed a business combination successfully. As Managing Director and Head of Investment Banking at AXIA Ventures Group, Mr. Argyros has led capital markets and advisory efforts with a focus on transportation, with SPAC transaction credentials.
Jonathan Intrater, Director nominee, has served as a director or executive of three SPACs – Voyager Acquisition Corp, Mana Capital Acquisition Corp, and GreenVision Acquisition Corp – each of which has announced or completed a business combination. As Managing Director at Ladenburg Thalmann, Mr. Intrater has advised on numerous SPAC transactions, including public equity offerings, PIPEs, and merger advisory assignments.
We believe our management and board of director’s capabilities and experience will complement the Company and demonstrate the team’s resources required to effect a successful business combination in the current market conditions. In addition, we are well positioned to source additional funding in the capital markets, as required.
The Company will be a natural extension of our management’s day-to-day business and benefit from the proprietary deal flow the team sources, both internally and externally, from our management’s and board of director’s breadth of industry relationships.
Our founders and our directors and officers expect in the future to become affiliated with other public SPACs that may have acquisition objectives that are similar to ours. See “Risk Factors — Risks Relating to our Sponsor and Management Team — Our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities, including another blank check company, and, accordingly, may have conflicts of interest in determining to which entity a particular business opportunity should be presented.”
The past experience or performance of the members of our management team or their affiliates is not a guarantee that we will be able to identify a suitable candidate for our initial business combination or of success with respect to any business combination we may consummate. You should not rely on the historical record or the performance of our management team or their affiliates as indicative of our future performance. See “Risk Factors—General Risk Factors—Past experience or performance by our management team or their affiliates may not be indicative of future performance of an investment in us.”

SPAC Sponsor, Transfer of SPAC Ownership [Text Block]
The letter agreement also provides that the sponsor and each director and officer agree to vote any founder shares, private placement shares included in private placement units and any public shares they may own in favor of a proposed initial business combination if we seek shareholder approval for such business combination and in favor of any proposals recommended by our board of directors in connection with such business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). Further, our sponsor, directors and officers also agree not to redeem any public shares they may hold in connection with such shareholder approval. The letter agreement may not be changed, amended, modified or waived as to any particular provision, except by a written instrument executed by (i) each director and officer signatory to the letter agreement with respect to herself or himself, as applicable, to the extent she or he are the subject of any such change, amendment, modification or waiver, (ii) us, and (iii) our sponsor. Changes, amendments, modifications or waivers to the Transfer restriction that lasts for 180 days after the date of this prospectus will require the written consent of the representative of the underwriters of this offering. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement. Any such amendments to the letter agreement would not require approval from our shareholders and may have an adverse effect on the value of an investment in our securities. For more information, also see “Risk Factors—Risks Relating to our Sponsor and Management Team—Our letter agreement with our sponsor, officers and directors may be amended without shareholder approval” and “Underwriting—Contractual Transfer Restrictions in the Letter Agreement and Underwriting Agreement.”
In order to facilitate our initial business combination or for any other reason determined by our sponsor, our sponsor may, with our consent, (i) surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities held by it, including for no consideration in connection with a PIPE financing or otherwise, (ii) subject any such securities to earn-outs or other restrictions, and (iii) enter into any other arrangements with respect to any such securities.
We may approve an amendment or waiver of the letter agreement that would allow the sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement units or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination. As a result, there is a risk that our sponsor and our officers and directors may divest their ownership or economic interests in us or in our sponsor, which would likely result in our loss of certain key personnel, including Peter Georgiopoulos or Leonard Vrondissis. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination.

General Purpose Acquisition Corp Services LLC [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	General Purpose Acquisition Corp Services LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Sponsor, Officers or Directors, or Our or Their Affiliates [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.